Share capital - Rollforward table (Details) - CAD ($)	1 Months Ended		12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
Number of commons shares
Issuance of common shares/Units (in shares)		9,703,125
Amount
Balance			$ 179,335,421
Issuance of common shares/Units			16,037,974	$ 21,355,588
Share issuance costs			(477,028)	(2,651,229)
Fair value of warrants	$ (3,089,610)
Balance			$ 201,866,449	$ 179,335,421
Common shares
Number of commons shares
Balance (in shares)			82,608,992	65,352,279
Issuance of common shares/Units (in shares)			11,425,000	9,703,125
Restricted share units exercised (note 11) (in shares)			425,119	2,378,588
Stock options exercised (note 11) (in shares)			25,000	175,000
Performance share units exercised (note 11) (in shares)			5,772,898	5,000,000
Balance (in shares)			100,257,009	82,608,992
Amount
Balance			$ 179,335,421	$ 148,519,136
Issuance of common shares/Units			16,037,974	21,355,588
Share issuance costs			(477,028)	(2,651,229)
Fair value of warrants			(3,089,610)
Restricted share units exercised (note 11)			651,211	3,436,775
Stock options exercised (note 11)			34,260	177,510
Fair value of stock options exercised (note 11)			22,033	99,263
Performance share units exercised (note 11)			9,352,188	8,398,378
Balance			$ 201,866,449	$ 179,335,421